Exhibit 99.1

SLC Student Loan Trust 2010-01

Quarterly Servicing Report

Distribution Date 08/25/2020

Collection Period 05/01/2020 - 07/31/2020

SLC Student Loan Receivables I, Inc - Depositor
The Student Loan Corporation, a subsidiary of Discover Bank - Master Servicer and Administrator
Deutsche Bank National Trust Company - Indenture Trustee
Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Page 1 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2020 - 07/31/2020, Distribution Date 08/25/2020

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	04/30/2020	07/31/2020

	Principal Balance	$283,655,284.94	$277,761,695.00
	Interest to be Capitalized Balance	2,682,694.06	3,097,676.92
	Pool Balance	$286,337,979.00	$280,859,371.92
	Capitalized Interest Account Balance	-	-
	Specified Reserve Account Balance	- N/A -	- N/A -
	Adjusted Pool (1)	$286,337,979.00	$280,859,371.92
	Weighted Average Coupon (WAC)	5.92%	5.71%
	Weighted Average Remaining Term	165.76	167.84
	Number of Loans	26,050	25,211
	Number of Borrowers	11,909	11,502
	Aggregate Outstanding Principal Balance - Tbill	$10,203,507.64	$10,106,853.91
	Aggregate Outstanding Principal Balance - LIBOR	$276,134,471.36	$270,752,518.01
	Pool Factor	0.357645979	0.350803010
	Since Issued Constant Prepayment Rate	0.95%	0.66%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/26/2020	08/25/2020
	A	78444WAA7	$165,633,519.58	$158,145,054.72

C	Account Balances	05/26/2020	08/25/2020
	Reserve Account Balance	$1,200,450.00	$1,200,450.00
	Capitalized Interest Account Balance	-	-

D	Asset / Liability	05/26/2020	08/25/2020
	Adjusted Pool Balance	$286,337,979.00	$280,859,371.92
	Total Notes	$165,633,519.58	$158,145,054.72
	Difference	$120,704,459.42	$122,714,317.20
	Parity Ratio	1.72874	1.77596

Page 2 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2020 - 07/31/2020, Distribution Date 08/25/2020

II.	Trust Activity 05/01/2020 through 07/31/2020

A	Student Loan Principal Receipts
	Borrower Principal	3,481,014.15
	Guarantor Principal	1,637,515.63
	Consolidation Activity Principal	2,399,004.77
	Seller Principal Reimbursement	0.71
	Servicer Principal Reimbursement	69.26
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$7,517,604.52
B	Student Loan Interest Receipts
	Borrower Interest	1,132,883.16
	Guarantor Interest	80,602.96
	Consolidation Activity Interest	50,332.46
	Special Allowance Payments	185,630.98
	Interest Subsidy Payments	241,944.92
	Seller Interest Reimbursement	1,175.17
	Servicer Interest Reimbursement	253.31
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	34,616.52
	Total Interest Receipts	$1,727,439.48
C	Reserves in Excess of Requirement	-
D	Investment Income	$2,233.74
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	0.00
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(76,885.25)
	Consolidation Loan Rebate Fees to Dept. of Education	$(557,768.83)
	Floor Income Rebate Fees to Dept. of Education	$(545,534.00)
M	AVAILABLE FUNDS	$8,067,089.66
N	Non-Cash Principal Activity During Collection Period	$(1,624,014.58)
O	Non-Reimbursable Losses During Collection Period	$19,719.99
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2020 - 07/31/2020, Distribution Date 08/25/2020

III.	2010-01 Portfolio Characteristics

		07/31/2020				04/30/2020
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	2.42%	89	$439,924.10	0.158%	4.55%	95	$502,606.96	0.177%
	GRACE	4.78%	10	$71,020.86	0.026%	6.70%	4	$8,338.00	0.003%
	DEFERMENT	5.46%	1,856	$17,589,219.06	6.332%	5.79%	1,954	$17,350,194.20	6.117%

REPAYMENT:	CURRENT	5.61%	17,146	$181,952,106.84	65.507%	5.83%	17,720	$187,957,302.29	66.263%
	31-60 DAYS DELINQUENT	5.90%	437	$5,428,396.30	1.954%	6.15%	570	$6,176,831.97	2.178%
	61-90 DAYS DELINQUENT	5.93%	229	$2,674,437.45	0.963%	6.57%	235	$4,018,180.41	1.417%
	91-120 DAYS DELINQUENT	5.73%	185	$1,401,962.19	0.505%	6.34%	143	$1,990,329.23	0.702%
	> 120 DAYS DELINQUENT	6.26%	335	$3,300,953.66	1.188%	6.20%	443	$4,592,654.84	1.619%

	FORBEARANCE	6.05%	4,860	$64,378,474.39	23.178%	6.17%	4,782	$60,057,742.25	21.173%
	CLAIMS IN PROCESS	5.57%	60	$506,736.80	0.182%	5.78%	104	$1,001,104.79	0.353%
	AGED CLAIMS REJECTED	5.63%	4	$18,463.35	0.007%	0.00%	0	$0.00	0.000%

TOTAL			25,211	$277,761,695.00	100.00%		26,050	$283,655,284.94	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2020 - 07/31/2020, Distribution Date 08/25/2020

IV.	2010-01 Portfolio Characteristics (cont'd)

	07/31/2020	04/30/2020
Pool Balance	$280,859,371.92	$286,337,979.00
Outstanding Borrower Accrued Interest	$12,423,355.97	$11,493,032.11
Borrower Accrued Interest to be Capitalized	$3,097,676.92	$2,682,694.06
Total # Loans	25,211	26,050
Total # Borrowers	11,502	11,909
Weighted Average Coupon	5.71%	5.92%
Weighted Average Remaining Term	167.84	165.76
Non-Reimbursable Losses	$19,719.99	$45,206.95
Cumulative Non-Reimbursable Losses	$5,158,640.85	$5,138,920.86
Since Issued Constant Prepayment Rate (CPR)	0.66%	0.95%
Loan Substitutions	-	-
Rejected Claim Repurchases	-	$22,615.16
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Interest Shortfall	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,643,806.92	$1,814,937.39
Borrower Interest Accrued	$3,837,898.74	$3,865,597.72
Interest Subsidy Payments Accrued	$205,274.80	$223,911.77
Special Allowance Payments Accrued	$51,492.91	$138,031.84

Page 5 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2020 - 07/31/2020, Distribution Date 08/25/2020

V.	2010-01 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	4.93%	8,498	$29,996,991.04	10.800%
	- GSL - Unsubsidized	5.35%	6,473	39,889,518.84	14.361%
	- PLUS (2) Loans	8.21%	201	3,854,971.30	1.388%
	- SLS (3) Loans	3.56%	214	2,148,002.58	0.773%
	- Consolidation Loans	5.87%	9,825	201,872,211.24	72.678%
	Total	5.71%	25,211	$277,761,695.00	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	5.23%	12,751	$66,250,059.48	23.851%
	- Two Year	5.52%	2,221	7,985,448.58	2.875%
	- Technical	6.23%	409	1,637,830.57	0.590%
	- Other	5.87%	9,830	201,888,356.37	72.684%
	Total	5.71%	25,211	$277,761,695.00	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2020 - 07/31/2020, Distribution Date 08/25/2020

VI.	2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$8,067,089.66
A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$24,000.00	$8,043,089.66
B	Primary Servicing Fee	$37,758.50	$8,005,331.16
C	Class A Noteholders' Interest Distribution Amount	$516,866.30	$7,488,464.86
D	Class A Noteholders' Principal Distribution Amount	-	$7,488,464.86
E	Reserve Account Reinstatement	-	$7,488,464.86
F	Additional Principal Distribution Amount	$7,488,464.86	-
G	Carryover Servicing Fee	-	-
H	Unpaid Expenses of The Trustees + Irish Exchange	-	-
I	Excess Distribution Certificateholder	-	-

Page 7 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2020 - 07/31/2020, Distribution Date 08/25/2020

VII.	2010-01 Distributions

Distribution Amounts

A
Cusip/Isin	78444WAA7
Beginning Balance	$165,633,519.58
Index	LIBOR
Spread/Fixed Rate	0.875%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/26/2020
Accrual Period End	8/25/2020
Daycount Fraction	0.25277778
Interest Rate*	1.23450%
Accrued Interest Factor	0.003120542
Current Interest Due	$516,866.30
Interest Shortfall from Prior Period Plus Accrued Interest	-
Total Interest Due	$516,866.30
Interest Paid	$516,866.30
Interest Shortfall	-
Principal Paid	$7,488,464.86
Ending Principal Balance	$158,145,054.72
Paydown Factor	0.008758438
Ending Balance Factor	0.184964976

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/slcabrate.txt

Page 8 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2020 - 07/31/2020, Distribution Date 08/25/2020

VIII.	2010-01 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$165,633,519.58
	Adjusted Pool Balance	$280,859,371.92
	Overcollateralization Amount	$19,660,156.03
	Principal Distribution Amount	-
	Principal Distribution Amount Paid	$7,488,464.86

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,200,450.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,200,450.00
	Required Reserve Acct Balance	$1,200,450.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,200,450.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2020 - 07/31/2020, Distribution Date 08/25/2020